Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Future Minimum Rental Commitments for Non-cancelable Leases under Capitalized Leases and Operating Leases

	Capitalized leases	Operating leases
	(in millions)
Fiscal year ending March 31:
2012	¥14,313	¥78,031
2013	7,320	64,992
2014	4,176	54,560
2015	2,907	49,446
2016	1,015	47,490
2017 and thereafter	1,333	354,793

Total minimum lease payments	31,064	¥649,312	(1)

Amount representing interest	(1,707)

Present value of minimum lease payments	¥29,357

Note:

(1)	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.